18. Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations [line items]
Joint operations	R$ 1,400,970	R$ 1,353,009
In service
Disclosure of joint operations [line items]
Joint operations	R$ 683,371	712,831
In service | HPP Mauá (Consórcio Energético Cruzeiro do Sul)
Disclosure of joint operations [line items]
Share	51.00%
Joint operations	R$ 859,917	859,917
In service | Accumulated depreciation
Disclosure of joint operations [line items]
Annual average depreciation rate	3.43%
Joint operations	R$ (176,546)	(147,085)
In progress
Disclosure of joint operations [line items]
Joint operations	R$ (717,599)	640,178
In progress | HPP Baixo Iguaçu
Disclosure of joint operations [line items]
Share	30.00%
Joint operations	R$ 717,599	R$ 640,178